EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
EQUIPMENT, NET

NOTE 4 – EQUIPMENT, NET

Equipment consisted of the following:

	December 31,
	2022	2021
Office equipment	$-	$1,101
Operating equipment	-	6,135
	-	7,236
Less: accumulated depreciation	-	(4,959)
Equipment, net	$-	$2,277

Depreciation expenses for the years ended December 31, 2022 and 2021 were $1,009 and $1,149, respectively. Management evaluates if any circumstance change that makes aggregate undiscounted future cash flow generated by the equipment will be less than its carrying amount in annual basis. There is not any impairment situation for the years ended December 31, 2022 and 2021, respectively.

On December 29, 2022, the Company disposed of all of its equipment for $163 and reported a loss from the disposal of $978.